INCOME TAXES - Disclosure of composition of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	$ (1,088)	$ (285)	$ (246)
Recognized in income statement	181	(25)	230
Deferred taxes created in acquisition of subsidiary		(747)	(241)
Recognized in translation currency difference reserve	(114)	(31)	(28)
Balance at end of year	(793)	(1,088)	(285)
Intangible assets
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	(1,111)	(998)	(935)
Recognized in income statement	(77)	665	206
Deferred taxes created in acquisition of subsidiary		(747)	(241)
Recognized in translation currency difference reserve	(114)	(31)	(28)
Balance at end of year	(1,074)	(1,111)	(998)
Provisions for employee rights
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	0	208	129
Recognized in income statement	44	(208)	79
Deferred taxes created in acquisition of subsidiary		0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	44	0	208
Other
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	0	91	87
Recognized in income statement	44	(91)	4
Deferred taxes created in acquisition of subsidiary		0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	44	0	91
Losses for tax purposes
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	23	414	473
Recognized in income statement	170	(391)	(59)
Deferred taxes created in acquisition of subsidiary		0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	$ 193	$ 23	$ 414